AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")
                                  Supplement to
 Allocator 2000, Regent 2000, Executive Select, Allocator 2000 Annuity,
                                Designer Annuity
                         Prospectuses Dated May 1, 2002
                        Supplement Dated February 6, 2006

Effective February 6, 2006, Scudder Investments VIT Funds is changing its brand name from Scudder to DWS Scudder. At that same time it is changing the names of its portfolios as follows:

          Scudder VIT Equity 500 Index Fund to DWS Equity 500 Index VIP
           Scudder VIT Small Cap Index Fund to DWS Small Cap Index VIP

Therefore, in each prospectus, all references to the Scudder brand name are changed to DWS Scudder and all references to these portfolios are changed to the DWS Scudder name.

       Please retain this Supplement with the current prospectus for your variable Policy issued by
                   Ameritas Variable Life Insurance Company.

                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.











AG5079 02/06